Quarterly Holdings Report
for
Fidelity® Series Large Cap Growth Index Fund
July 31, 2024
CGI-NPRT1-0924
1.9891258.105
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.6%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	531	15,240
Entertainment - 1.4%
Liberty Media Corp. Liberty Formula One:
Class A	427	31,585
Class C	3,463	280,053
Live Nation Entertainment, Inc. (a)	7,791	749,416
Madison Square Garden Sports Corp. (a)	71	14,229
Netflix, Inc. (a)	21,118	13,269,495
Roblox Corp. (a)	25,206	1,046,553
Roku, Inc. Class A (a)	911	53,029
Spotify Technology SA (a)	7,163	2,463,642
TKO Group Holdings, Inc.	519	56,753
		17,964,755
Interactive Media & Services - 11.0%
Alphabet, Inc.:
Class A	290,373	49,810,584
Class C	242,845	42,048,612
Meta Platforms, Inc. Class A	108,145	51,350,490
Pinterest, Inc. Class A (a)	29,218	933,515
TripAdvisor, Inc. (a)	279	4,919
Trump Media & Technology Group (a)(b)	1,680	48,283
		144,196,403
Media - 0.2%
Liberty Broadband Corp.:
Class A (a)	352	23,309
Class C (a)	1,201	80,935
Nexstar Media Group, Inc.	609	112,537
The Trade Desk, Inc. Class A (a)	21,806	1,959,923
		2,176,704
TOTAL COMMUNICATION SERVICES		164,353,102
CONSUMER DISCRETIONARY - 14.0%
Automobiles - 2.4%
Tesla, Inc. (a)	137,174	31,833,970
Broadline Retail - 6.7%
Amazon.com, Inc. (a)	458,505	85,731,265
Coupang, Inc. Class A (a)	57,141	1,185,676
Etsy, Inc. (a)	3,741	243,689
		87,160,630
Distributors - 0.1%
Pool Corp.	1,839	687,860
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	416	50,024
Duolingo, Inc. (a)	1,813	311,727
Grand Canyon Education, Inc. (a)	438	68,306
H&R Block, Inc.	1,264	73,236
		503,293
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	21,570	3,010,309
Booking Holdings, Inc.	1,579	5,866,001
Cava Group, Inc. (a)	3,723	313,551
Chipotle Mexican Grill, Inc. (a)	67,411	3,661,766
Choice Hotels International, Inc. (b)	1,205	153,577
Churchill Downs, Inc.	3,436	493,272
Darden Restaurants, Inc.	3,099	453,353
Domino's Pizza, Inc.	599	256,791
Doordash, Inc. (a)	14,941	1,654,268
Draftkings Holdings, Inc. (a)	21,925	810,129
Dutch Bros, Inc. (a)	1,689	64,604
Expedia Group, Inc. (a)	6,238	796,405
Hilton Worldwide Holdings, Inc.	6,217	1,334,603
Hyatt Hotels Corp. Class A	304	44,788
Las Vegas Sands Corp.	17,668	700,890
Light & Wonder, Inc. Class A (a)	4,452	477,254
McDonald's Corp.	2,275	603,785
Norwegian Cruise Line Holdings Ltd. (a)	21,116	389,168
Planet Fitness, Inc. (a)	2,368	174,522
Royal Caribbean Cruises Ltd.	4,059	636,126
Starbucks Corp.	43,394	3,382,562
Texas Roadhouse, Inc.	3,289	574,292
Vail Resorts, Inc.	1,573	286,302
Wendy's Co.	4,343	73,527
Wingstop, Inc.	1,447	541,004
Wyndham Hotels & Resorts, Inc.	328	24,836
Wynn Resorts Ltd.	368	30,478
Yum! Brands, Inc.	5,336	708,781
		27,516,944
Household Durables - 0.1%
SharkNinja, Inc.	628	48,262
Tempur Sealy International, Inc.	8,283	433,615
TopBuild Corp. (a)	122	58,382
		540,259
Leisure Products - 0.0%
Hasbro, Inc.	5,996	386,502
YETI Holdings, Inc. (a)	1,220	50,447
		436,949
Specialty Retail - 2.2%
AutoZone, Inc. (a)	778	2,438,011
Burlington Stores, Inc. (a)	3,128	814,281
CarMax, Inc. (a)	530	44,753
Carvana Co. Class A (a)	1,821	242,612
Dick's Sporting Goods, Inc.	241	52,140
Five Below, Inc. (a)	2,169	157,773
Floor & Decor Holdings, Inc. Class A (a)	1,910	187,180
Murphy U.S.A., Inc.	929	469,071
O'Reilly Automotive, Inc. (a)	2,664	3,000,570
RH (a)	140	40,611
Ross Stores, Inc.	3,750	537,113
The Home Depot, Inc.	39,067	14,382,907
TJX Companies, Inc.	33,051	3,735,424
Tractor Supply Co.	5,322	1,401,389
Ulta Beauty, Inc. (a)	2,045	746,200
Valvoline, Inc. (a)	6,368	296,112
Williams-Sonoma, Inc.	3,718	575,100
		29,121,247
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	554	74,441
Deckers Outdoor Corp. (a)	1,260	1,162,514
lululemon athletica, Inc. (a)	5,954	1,540,062
NIKE, Inc. Class B	36,683	2,746,089
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	564	36,733
		5,559,839
TOTAL CONSUMER DISCRETIONARY		183,360,991
CONSUMER STAPLES - 3.6%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	89	24,939
Celsius Holdings, Inc. (a)	8,689	406,906
Monster Beverage Corp. (a)	29,881	1,537,377
PepsiCo, Inc.	53,604	9,255,803
The Coca-Cola Co.	109,771	7,326,117
		18,551,142
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores, Inc.	320	124,109
Costco Wholesale Corp.	21,881	17,986,182
Performance Food Group Co. (a)	1,022	70,518
Sysco Corp.	15,260	1,169,679
		19,350,488
Food Products - 0.0%
Freshpet, Inc. (a)	755	91,884
Lamb Weston Holdings, Inc.	2,349	140,987
Pilgrim's Pride Corp. (a)	186	7,669
The Hershey Co.	1,008	199,060
		439,600
Household Products - 0.6%
Colgate-Palmolive Co.	22,047	2,186,842
Kimberly-Clark Corp.	6,818	920,771
Procter & Gamble Co.	25,961	4,173,490
The Clorox Co.	6,123	807,807
		8,088,910
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	2,610	450,434
Estee Lauder Companies, Inc. Class A	4,105	408,899
		859,333
TOTAL CONSUMER STAPLES		47,289,473
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Weatherford International PLC	3,559	419,464
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream GP LP	6,572	94,374
Cheniere Energy, Inc.	5,787	1,056,938
Civitas Resources, Inc.	1,392	97,106
EQT Corp.	1,702	58,736
Hess Corp.	8,914	1,367,586
Matador Resources Co.	430	26,436
New Fortress Energy, Inc. Class A (b)	1,658	32,729
Permian Resource Corp. Class A	6,762	103,729
Targa Resources Corp.	10,833	1,465,488
Texas Pacific Land Corp.	926	782,377
Viper Energy, Inc.	1,281	54,660
		5,140,159
TOTAL ENERGY		5,559,623
FINANCIALS - 6.2%
Banks - 0.1%
Nu Holdings Ltd. Class A (a)	157,002	1,904,434
Popular, Inc.	356	36,536
		1,940,970
Capital Markets - 1.7%
Ameriprise Financial, Inc.	4,508	1,938,756
Ares Management Corp. Class A,	8,795	1,347,394
Blackstone, Inc.	35,200	5,003,680
Blue Owl Capital, Inc. Class A	24,749	471,963
Charles Schwab Corp.	7,359	479,733
Coinbase Global, Inc. (a)	8,180	1,835,265
FactSet Research Systems, Inc.	664	274,292
Goldman Sachs Group, Inc.	4,185	2,130,291
Houlihan Lokey	227	34,107
Jefferies Financial Group, Inc.	2,499	146,117
KKR & Co., Inc.	9,571	1,181,540
Lazard, Inc. Class A	5,123	251,898
LPL Financial	3,672	813,421
Moody's Corp.	7,798	3,559,631
Morgan Stanley	3,376	348,437
Morningstar, Inc.	1,317	418,345
MSCI, Inc.	2,195	1,186,968
TPG, Inc.	1,002	51,092
Tradeweb Markets, Inc. Class A	2,262	252,620
XP, Inc. Class A	1,985	33,963
		21,759,513
Consumer Finance - 0.2%
Ally Financial, Inc.	1,890	85,069
American Express Co.	10,507	2,658,691
Credit Acceptance Corp. (a)	242	139,126
SoFi Technologies, Inc. (a)(b)	7,831	59,046
		2,941,932
Financial Services - 3.6%
Apollo Global Management, Inc.	19,259	2,413,345
Block, Inc. Class A (a)	11,569	715,890
Corpay, Inc. (a)	3,414	996,273
Equitable Holdings, Inc.	16,109	702,513
Fiserv, Inc. (a)	9,140	1,495,030
MasterCard, Inc. Class A	40,787	18,913,340
Shift4 Payments, Inc. (a)(b)	2,975	204,650
The Western Union Co.	2,874	34,172
Toast, Inc. (a)	21,884	572,485
UWM Holdings Corp. Class A (b)	3,135	26,334
Visa, Inc. Class A	77,762	20,659,031
WEX, Inc. (a)	186	34,122
		46,767,185
Insurance - 0.6%
Allstate Corp.	2,021	345,834
Arthur J. Gallagher & Co.	737	208,932
Brown & Brown, Inc.	5,181	515,147
Everest Re Group Ltd.	346	135,933
Kinsale Capital Group, Inc.	1,086	496,378
Markel Group, Inc. (a)	150	245,828
Marsh & McLennan Companies, Inc.	3,329	740,936
Progressive Corp.	24,320	5,207,398
RLI Corp.	121	18,221
Ryan Specialty Group Holdings, Inc. (b)	5,047	310,845
		8,225,452
TOTAL FINANCIALS		81,635,052
HEALTH CARE - 7.9%
Biotechnology - 1.7%
AbbVie, Inc.	37,769	6,999,351
Alnylam Pharmaceuticals, Inc. (a)	5,531	1,313,391
Amgen, Inc.	20,615	6,853,869
Apellis Pharmaceuticals, Inc. (a)	5,169	204,692
Cerevel Therapeutics Holdings (a)	3,498	157,270
Exact Sciences Corp. (a)	3,623	165,499
Exelixis, Inc. (a)	11,753	275,608
Incyte Corp. (a)	524	34,097
Ionis Pharmaceuticals, Inc. (a)	6,645	328,662
Natera, Inc. (a)	5,580	571,336
Neurocrine Biosciences, Inc. (a)	4,915	695,817
Regeneron Pharmaceuticals, Inc. (a)	432	466,210
Repligen Corp. (a)	383	64,095
Sarepta Therapeutics, Inc. (a)	4,466	635,244
Ultragenyx Pharmaceutical, Inc. (a)	4,340	195,387
Vertex Pharmaceuticals, Inc. (a)	6,379	3,162,198
Viking Therapeutics, Inc. (a)	5,187	295,659
		22,418,385
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (a)	2,166	502,252
DexCom, Inc. (a)	19,514	1,323,439
Edwards Lifesciences Corp. (a)	5,630	354,972
GE Healthcare Technologies, Inc.	1,974	167,060
IDEXX Laboratories, Inc. (a)	4,067	1,936,380
Inspire Medical Systems, Inc. (a)	1,471	207,485
Insulet Corp. (a)	3,445	669,536
Intuitive Surgical, Inc. (a)	17,434	7,751,331
Masimo Corp. (a)(b)	1,114	119,176
Penumbra, Inc. (a)	1,818	303,770
ResMed, Inc.	1,958	417,544
Stryker Corp.	5,301	1,735,812
		15,488,757
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	7,141	720,027
Cencora, Inc.	8,296	1,973,452
Chemed Corp.	73	41,622
Cigna Group	1,251	436,186
DaVita, Inc. (a)	2,487	339,774
Elevance Health, Inc.	1,836	976,807
HCA Holdings, Inc.	2,337	848,448
McKesson Corp.	2,796	1,725,188
Molina Healthcare, Inc. (a)	1,808	617,016
UnitedHealth Group, Inc.	3,087	1,778,606
		9,457,126
Health Care Technology - 0.1%
Doximity, Inc. (a)	434	12,152
Veeva Systems, Inc. Class A (a)	7,279	1,397,058
		1,409,210
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	3,264	67,467
Bruker Corp.	3,347	229,303
Fortrea Holdings, Inc. (a)	438	12,084
IQVIA Holdings, Inc. (a)	1,005	247,461
Medpace Holdings, Inc. (a)	1,254	479,680
Waters Corp. (a)	1,774	596,561
West Pharmaceutical Services, Inc.	2,174	665,614
		2,298,170
Pharmaceuticals - 4.0%
Eli Lilly & Co.	41,983	33,765,667
Intra-Cellular Therapies, Inc. (a)	5,076	399,583
Merck & Co., Inc.	125,144	14,157,541
Zoetis, Inc. Class A	18,620	3,352,345
		51,675,136
TOTAL HEALTH CARE		102,746,784
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	3,542	1,062,635
BWX Technologies, Inc.	940	93,521
General Electric Co.	11,552	1,966,150
HEICO Corp.	2,189	528,293
HEICO Corp. Class A	3,988	758,159
Howmet Aerospace, Inc.	1,226	117,328
Loar Holdings, Inc.	453	28,313
Lockheed Martin Corp.	3,371	1,826,812
Spirit AeroSystems Holdings, Inc. Class A (a)	699	25,339
The Boeing Co. (a)	4,705	896,773
TransDigm Group, Inc.	542	701,467
		8,004,790
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	1,137	141,920
Building Products - 0.3%
AAON, Inc.	3,369	298,258
Advanced Drain Systems, Inc.	1,243	220,061
Armstrong World Industries, Inc.	760	99,864
Builders FirstSource, Inc. (a)	521	87,200
Carlisle Companies, Inc.	319	133,527
Lennox International, Inc.	1,581	922,514
Simpson Manufacturing Co. Ltd.	192	36,881
The AZEK Co., Inc. Class A, (a)	4,971	223,148
Trane Technologies PLC	3,809	1,273,273
Trex Co., Inc. (a)	5,349	447,337
		3,742,063
Commercial Services & Supplies - 0.8%
Cintas Corp.	4,048	3,092,429
Copart, Inc.	40,115	2,099,218
Rollins, Inc.	13,789	660,631
Tetra Tech, Inc.	571	121,760
Veralto Corp.	5,484	584,375
Waste Management, Inc.	19,785	4,009,628
		10,568,041
Construction & Engineering - 0.1%
Comfort Systems U.S.A., Inc.	1,733	576,084
EMCOR Group, Inc.	905	339,773
Quanta Services, Inc.	2,192	581,713
Willscot Holdings Corp. (a)	2,719	111,479
		1,609,049
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	1,422	221,377
Rockwell Automation, Inc.	519	144,619
Vertiv Holdings Co.	17,661	1,389,921
		1,755,917
Ground Transportation - 1.0%
Avis Budget Group, Inc.	325	32,828
Lyft, Inc. (a)	12,274	147,902
Old Dominion Freight Lines, Inc.	9,693	2,037,275
Saia, Inc. (a)	763	318,820
U-Haul Holding Co. (a)(b)	238	15,896
U-Haul Holding Co. (non-vtg.)	2,070	131,921
Uber Technologies, Inc. (a)	99,164	6,393,103
Union Pacific Corp.	14,421	3,558,093
XPO, Inc. (a)	5,640	647,980
		13,283,818
Industrial Conglomerates - 0.1%
3M Co.	5,071	646,806
Honeywell International, Inc.	4,981	1,019,860
		1,666,666
Machinery - 0.2%
Caterpillar, Inc.	3,426	1,186,081
Illinois Tool Works, Inc.	5,477	1,354,353
Lincoln Electric Holdings, Inc.	759	155,906
		2,696,340
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)(b)	2,281	24,270
Professional Services - 0.8%
Automatic Data Processing, Inc.	18,829	4,944,872
Booz Allen Hamilton Holding Corp. Class A	6,318	905,433
Broadridge Financial Solutions, Inc.	5,276	1,129,064
Dayforce, Inc. (a)(b)	756	44,816
Equifax, Inc.	1,220	340,831
KBR, Inc.	549	36,558
Paychex, Inc.	5,702	729,970
Paycom Software, Inc.	1,584	264,195
Paycor HCM, Inc. (a)	351	4,356
Paylocity Holding Corp. (a)	2,164	324,751
TransUnion	532	48,018
Verisk Analytics, Inc.	7,029	1,839,841
		10,612,705
Trading Companies & Distributors - 0.4%
Core & Main, Inc. (a)	5,375	287,401
Fastenal Co.	23,803	1,684,062
Ferguson PLC	668	148,730
SiteOne Landscape Supply, Inc. (a)	817	119,838
United Rentals, Inc.	793	600,380
W.W. Grainger, Inc.	1,865	1,821,751
		4,662,162
TOTAL INDUSTRIALS		58,767,741
INFORMATION TECHNOLOGY - 49.0%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	12,712	4,405,344
Motorola Solutions, Inc.	3,869	1,543,421
Ubiquiti, Inc.	91	16,887
		5,965,652
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	33,976	2,183,298
CDW Corp.	3,333	726,961
Cognex Corp.	450	22,329
Jabil, Inc.	463	52,166
Zebra Technologies Corp. Class A (a)	545	191,399
		3,176,153
IT Services - 0.6%
Cloudflare, Inc. (a)	14,796	1,146,690
EPAM Systems, Inc. (a)	168	36,142
Gartner, Inc. (a)	3,719	1,863,926
Globant SA (a)	1,561	303,942
GoDaddy, Inc. (a)	6,974	1,014,368
MongoDB, Inc. Class A (a)	3,361	848,182
Okta, Inc. (a)	3,409	320,241
Snowflake, Inc. (a)	15,600	2,033,928
Twilio, Inc. Class A (a)	1,737	102,709
VeriSign, Inc. (a)	270	50,493
		7,720,621
Semiconductors & Semiconductor Equipment - 16.6%
Advanced Micro Devices, Inc. (a)	52,437	7,576,098
Applied Materials, Inc.	37,735	8,007,367
Astera Labs, Inc.	53	2,324
Broadcom, Inc.	224,426	36,060,770
Enphase Energy, Inc. (a)	6,500	748,215
Entegris, Inc.	7,427	878,540
KLA Corp.	6,647	5,470,946
Lam Research Corp.	6,446	5,938,313
Lattice Semiconductor Corp. (a)	5,819	308,407
Marvell Technology, Inc.	3,383	226,593
MKS Instruments, Inc.	191	24,047
Monolithic Power Systems, Inc.	2,317	1,999,780
NVIDIA Corp.	1,173,806	137,358,778
Onto Innovation, Inc. (a)	631	120,710
Qualcomm, Inc.	51,697	9,354,572
Teradyne, Inc.	6,878	902,118
Texas Instruments, Inc.	5,433	1,107,300
Universal Display Corp.	1,159	258,017
		216,342,895
Software - 18.6%
Adobe, Inc. (a)	22,110	12,196,982
AppFolio, Inc. Class A, (a)	1,085	240,306
AppLovin Corp. Class A, (a)	12,941	997,751
Atlassian Corp. PLC Class A, (a)	7,744	1,367,358
Autodesk, Inc. (a)	10,632	2,631,633
Bentley Systems, Inc. Class B	6,918	337,183
Bill Holdings, Inc. (a)	1,190	59,452
Cadence Design Systems, Inc. (a)	13,451	3,600,295
Confluent, Inc. (a)	11,927	298,414
Crowdstrike Holdings, Inc. (a)	10,765	2,497,049
Datadog, Inc. Class A (a)	14,749	1,717,374
DocuSign, Inc. (a)	10,025	556,187
DoubleVerify Holdings, Inc. (a)	3,820	80,678
Dropbox, Inc. Class A (a)	3,830	91,614
Dynatrace, Inc. (a)	12,842	564,021
Elastic NV (a)	4,014	440,215
Fair Isaac Corp. (a)	1,003	1,604,800
Five9, Inc. (a)	3,619	161,226
Fortinet, Inc. (a)	25,416	1,475,145
GitLab, Inc. (a)	5,846	299,491
Guidewire Software, Inc. (a)	1,838	275,829
HashiCorp, Inc. (a)	3,746	126,428
HubSpot, Inc. (a)	2,411	1,198,339
Intuit, Inc.	13,477	8,724,336
Manhattan Associates, Inc. (a)	3,023	772,014
Microsoft Corp.	367,060	153,559,551
MicroStrategy, Inc. Class A (a)	47	75,879
nCino, Inc. (a)	2,390	78,296
Nutanix, Inc. Class A (a)	3,405	171,987
Oracle Corp.	77,523	10,810,582
Palantir Technologies, Inc. Class A (a)	99,267	2,669,290
Palo Alto Networks, Inc. (a)	15,198	4,935,247
Pegasystems, Inc.	2,202	153,523
Procore Technologies, Inc. (a)	5,195	369,001
PTC, Inc. (a)	3,547	630,834
RingCentral, Inc. (a)	4,058	142,233
Salesforce, Inc.	39,245	10,156,606
SentinelOne, Inc. (a)	1,773	40,602
ServiceNow, Inc. (a)	10,134	8,253,028
Smartsheet, Inc. (a)	6,258	300,134
Synopsys, Inc. (a)	7,510	4,192,983
Teradata Corp. (a)	4,799	155,584
Tyler Technologies, Inc. (a)	1,778	1,010,100
UiPath, Inc. Class A (a)	16,547	201,377
Unity Software, Inc. (a)(b)	6,648	108,761
Workday, Inc. Class A (a)	10,444	2,372,041
Zscaler, Inc. (a)	4,517	810,124
		243,511,883
Technology Hardware, Storage & Peripherals - 12.5%
Apple, Inc.	717,488	159,339,725
Dell Technologies, Inc.	1,931	219,516
HP, Inc.	11,673	421,279
NetApp, Inc.	4,551	577,886
Pure Storage, Inc. Class A (a)	12,477	747,747
Super Micro Computer, Inc. (a)	2,444	1,714,833
		163,020,986
TOTAL INFORMATION TECHNOLOGY		639,738,190
MATERIALS - 0.7%
Chemicals - 0.5%
Celanese Corp.	1,400	197,610
Ecolab, Inc.	10,689	2,465,845
RPM International, Inc.	1,413	171,623
Sherwin-Williams Co.	10,542	3,698,134
The Chemours Co. LLC	641	15,493
		6,548,705
Construction Materials - 0.1%
Eagle Materials, Inc.	1,272	346,366
Martin Marietta Materials, Inc.	173	102,650
Vulcan Materials Co.	1,679	460,902
		909,918
Containers & Packaging - 0.0%
Avery Dennison Corp.	1,488	322,643
Sealed Air Corp.	388	14,763
		337,406
Metals & Mining - 0.1%
Cleveland-Cliffs, Inc. (a)	7,670	117,735
Southern Copper Corp. (b)	4,246	452,666
		570,401
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,218	217,719
TOTAL MATERIALS		8,584,149
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	23,040	5,078,016
Equinix, Inc.	254	200,721
Iron Mountain, Inc.	8,203	841,300
Lamar Advertising Co. Class A	1,044	125,134
Public Storage Operating Co.	1,189	351,849
Simon Property Group, Inc.	4,088	627,263
		7,224,283
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	731	183,408
TOTAL REAL ESTATE		7,407,691
UTILITIES - 0.2%
Electric Utilities - 0.1%
Constellation Energy Corp.	2,471	468,996
NRG Energy, Inc.	4,313	324,208
		793,204
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	16,997	1,346,502
TOTAL UTILITIES		2,139,706
TOTAL COMMON STOCKS (Cost $757,272,891)		1,301,582,502

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $95,706)	96,000	95,705

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,373,758	2,374,232
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	1,423,776	1,423,919
TOTAL MONEY MARKET FUNDS (Cost $3,798,151)		3,798,151

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $761,166,748)	1,305,476,358
NET OTHER ASSETS (LIABILITIES) - 0.0% (g)	(159,516)
NET ASSETS - 100.0%	1,305,316,842

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Sep 2024	1,111,600	9,059	9,059
CME Micro E-mini NASDAQ 100 Index Contracts (United States)	8	Sep 2024	3,120,840	(1,958)	(1,958)

TOTAL FUTURES CONTRACTS					7,101
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $95,705.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $63,498 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,302,174	59,862,231	62,790,141	46,697	(32)	-	2,374,232	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,567,307	15,787,602	16,930,990	2,363	-	-	1,423,919	0.0%
Total	7,869,481	75,649,833	79,721,131	49,060	(32)	-	3,798,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.